CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Earnings (Deficit) USD ($)	Predecessor USD ($)	Predecessor Common Stock	Predecessor Additional Paid-in Capital USD ($)	Predecessor Accumulated Other Comprehensive Income (Loss) USD ($)	Predecessor Accumulated Earnings (Deficit) USD ($)
Balance at Mar. 31, 2011						$ 360,159		$ 551,955	$ (3,991)	$ (187,805)
Balance (in shares) at Mar. 31, 2011							1
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						(81,988)				(81,988)
Other comprehensive income (loss)						(16,212)			(16,212)
Stock based compensation, net of shares surrendered for taxes						1,962		1,962
Dividends to Holdings						(109,581)		(109,581)
Balance at Mar. 29, 2012						154,340		444,336	(20,203)	(269,793)
Balance (in shares) at Mar. 29, 2012							1
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						94,400				94,400
Other comprehensive income (loss)						9,034			9,034
Stock based compensation, net of shares surrendered for taxes						830		830
Balance at Aug. 30, 2012						258,604		445,166	(11,169)	(175,393)
Balance (in shares) at Aug. 30, 2012		1					1
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)	(42,670)				(42,670)
Other comprehensive income (loss)	9,444			9,444
Merger consideration	701,811		701,811
Capital contribution from Holdings	100,000		100,000
Balance at Dec. 31, 2012	768,585		801,811	9,444	(42,670)
Balance (in shares) at Dec. 31, 2012	1	1
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)	364,400				364,400
Other comprehensive income (loss)	14,760			14,760
Stock based compensation, net of shares surrendered for taxes	6,483		6,483
Dividends to Holdings	(588)				(588)
Capital contribution from Holdings	355,299		355,299
Balance at Dec. 31, 2013	$ 1,508,939		$ 1,163,593	$ 24,204	$ 321,142
Balance (in shares) at Dec. 31, 2013	1	1